UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023
Invesco Senior Income Trust
NYSE: VVR

2	Managed Distribution Plan Disclosure
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Consolidated Schedule of Investments
24	Consolidated Financial Statements
28	Consolidated Financial Highlights
29	Notes to Consolidated Financial Statements
38	Approval of Investment Advisory and Sub-Advisory Contracts
40	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Managed Distribution Plan Disclosure

On September 20, 2022, the Board of Trustees (the “Board”) of Invesco Senior Income Trust (the “Trust”) approved an amendment to the Trust’s Managed Distribution Plan (the “Plan”) whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.032 per share. On January 19, 2023, the Board the Trust approved a further amendment to the Plan whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.039 per share. Prior to these changes under the Plan, the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.026 per share. The effective date of the Plan is October 1, 2020.
 The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.
 The Trust will provide its shareholders of record on each distribution record date with a Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2	Invesco Senior Income Trust

Trust Performance

Performance summary
Cumulative total returns, 2/28/23 to 8/31/23
Trust at NAV	6.57%
Trust at Market Value	4.96
Credit Suisse Leveraged Loan Index▼	5.56
Market Price Discount to NAV as of 8/31/23	-5.34

Source(s): ▼Bloomberg LP

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2023, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3	Invesco Senior Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4	Invesco Senior Income Trust

Consolidated Schedule of Investments
August 31, 2023
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–133.55%(b)(c)
Aerospace & Defense–6.70%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.21%	10/03/2026	EUR	1,414	$1,419,646

Barnes Group, Inc., Term Loan B	0.00%	08/10/2030		$457	457,980

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.17%	07/02/2029		1,589	1,589,739

Castlelake Aviation Ltd., Incremental Term Loan (1 mo. Term SOFR + 2.75%)	8.00%	10/22/2027		4,685	4,685,646

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 3.50%)	9.32%	04/08/2026		206	206,320

Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.81%	04/08/2026		109	109,454

FDH Group Acquisition, Inc., Term Loan A(d)(e)	12.39%	10/01/2025		21,885	21,491,581

Gogo Intermediate Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	04/30/2028		986	988,309

KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.20%	09/22/2028		653	646,834

First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	09/22/2028		391	391,538

NAC Aviation 8 Ltd. (Ireland)
Revolver Loan(e)(f)	0.00%	12/31/2026		1,826	1,826,168

Term Loan (1 mo. USD LIBOR + 4.00%)(e)	9.43%	12/31/2026		2,035	0

Term Loan (1 mo. Term SOFR + 4.00%)(e)	9.43%	12/31/2026		2,079	0

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.23%	02/01/2029		2,400	2,360,028

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	8.99%	09/13/2029		670	669,276

Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.49%	02/09/2030		1,749	1,700,035

Spirit AeroSystems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.62%	01/14/2027		1,664	1,664,087

Titan Acquisition Holdings L.P., Term Loan B (1 mo. Term SOFR + 4.50%)(e)	9.81%	04/27/2030		1,005	1,007,038

TransDigm, Inc.
Term Loan H (1 mo. Term SOFR + 3.25%)	8.49%	02/28/2027		133	133,810

Term Loan I (1 mo. Term SOFR + 3.25%)	8.49%	08/24/2028		903	904,519

					42,252,008

Air Transport–3.37%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (1 mo. Term SOFR + 4.75%)	10.34%	04/20/2028		6,517	6,776,809

Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	9.13%	08/11/2028		1,172	1,175,142

American Airlines, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	8.54%	02/09/2028		1,679	1,672,839

Avolon Borrower 1 (US) LLC, Term Loan B-6 (1 mo. Term SOFR + 2.50%)	7.81%	06/08/2028		985	987,018

eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	7.60%	08/02/2024	EUR	667	719,468

United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	9.29%	04/21/2028		6,855	6,883,378

WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.00%)	8.42%	12/11/2026		3,076	3,021,547

					21,236,201

Automotive–8.46%
Adient PLC, Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.70%	04/10/2028		508	509,660

Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.95%	04/06/2028		2,806	2,795,221

Belron Group S.A., First Lien Term Loan B (3 mo. Term SOFR + 2.75%)	8.16%	04/06/2029		1,136	1,138,129

Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.68%	07/28/2028	GBP	305	355,438

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	800	698,113

DexKo Global, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.60%	10/04/2028		594	581,411

Engineered Components & Systems LLC (aka CentroMotion), Term Loan B(e)	0.00%	07/25/2030		992	984,477

First Brands Group Intermediate LLC
Term Loan B (6 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		1,087	1,074,455

Term Loan B (1 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		3,330	3,290,718

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.50%)	9.93%	11/09/2027		2,523	2,454,041

M&D Distributors
Delayed Draw Term Loan(d)(e)	11.07%	08/31/2028		955	937,437

Delayed Draw Term Loan(f)	0.00%	08/31/2028		1,409	1,383,843

Revolver Loan(d)(e)(f)	0.00%	08/31/2028		1,182	1,160,942

Term Loan A(d)(e)	11.07%	08/31/2028		6,712	6,590,782

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.45%	05/04/2028		$2,296	$2,293,335

Muth Mirror Systems LLC
Revolver Loan(d)(e)	0.50%	04/23/2025		1,523	1,393,362

Term Loan(d)(e)	12.42%	04/23/2025		16,987	15,542,957

Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. Term SOFR + 3.75%)	9.08%	05/06/2030		1,260	1,260,192

PowerStop LLC, Term Loan B (3 mo. USD LIBOR + 4.75%)	10.18%	01/24/2029		1,194	993,165

Transtar Industries, Inc., Term Loan A(d)(e)	12.82%	01/22/2027		7,992	7,975,990

					53,413,668

Beverage & Tobacco–1.38%
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.06%	07/31/2028		2,775	2,769,589

City Brewing Co. LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	9.07%	03/31/2028		7,106	4,690,263

Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	11.34%	01/20/2030		1,519	1,239,402

					8,699,254

Brokers, Dealers & Investment Houses–0.17%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	12.03%	08/05/2029		39	37,287

Zebra Buyer LLC, Term Loan (3 mo. Term SOFR + 4.00%)	9.24%	11/01/2028		1,046	1,046,428

					1,083,715

Building & Development–2.05%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	08/27/2025		239	238,032

Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	9.62%	07/06/2028	GBP	193	223,358

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.43%	04/01/2028		3,290	2,715,940

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.25%	12/22/2028		1,933	1,921,732

Second Lien Term Loan (3 mo. Term SOFR + 6.75%)(e)	12.25%	12/21/2029		593	530,381

Janus International Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.67%	07/25/2030		465	465,739

LBM Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	12/17/2027		1	1,298

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.18%	02/16/2029		4,013	3,563,817

Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.25%)(e)	8.68%	04/20/2024		857	780,193

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.84%	04/29/2029		2,436	2,431,752

Quikrete Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.63%)	8.07%	02/01/2027		61	61,040

					12,933,282

Business Equipment & Services–19.28%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Incremental Term Loan (1 mo. Term SOFR + 4.75%)	9.88%	05/11/2028		3,407	3,380,592

Camelot Finance L.P., Term Loan (1 mo. Term SOFR + 3.00%)	8.45%	10/30/2026		52	51,652

Checkout Holding Corp., Term Loan	12.87%	05/10/2027		204	123,560

Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	05/17/2028		1,283	1,274,602

Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	13.06%	02/15/2029		1,012	837,651

Term Loan B (1 mo. USD LIBOR + 4.00%)	9.56%	02/10/2028		719	692,366

Corporation Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.68%	11/02/2029		1,465	1,468,070

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.68%	08/08/2026		106	100,240

Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	11.01%	10/05/2028		1,131	1,074,525

CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan(d)(e)	1.00%	03/31/2026		11,503	10,904,661

First Lien Term Loan(d)(e)	11.77%	03/31/2026		7,724	7,322,156

Revolver Loan(d)(e)	0.50%	03/31/2026		677	641,756

Revolver Loan(f)	0.00%	03/31/2026		500	474,341

D&H United Fueling Solutions
Delayed Draw Term Loan(d)(e)(f)	0.00%	09/30/2028		1,417	1,374,238

Term Loan(d)(e)	11.24%	09/30/2028		3,148	3,053,863

Dakota Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.99%	04/09/2027		1,255	1,213,916

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Dun & Bradstreet Corp. (The)
Revolver Loan (1 mo. Term SOFR + 3.00%)(e)	4.06%	09/11/2025		$526	$522,441

Revolver Loan(f)	0.00%	09/11/2025		3,051	3,030,156

Term Loan B (1 mo. Term SOFR + 3.00%)	8.17%	02/06/2026		1,330	1,333,066

Esquire Deposition Solutions LLC
Delayed Draw Term Loan(d)(e)	1.00%	12/28/2027		1,993	1,937,518

Delayed Draw Term Loan(f)	0.00%	12/28/2027		563	547,064

Revolver Loan(d)(e)	11.89%	12/30/2027		837	814,048

Revolver Loan(f)	0.00%	12/30/2027		442	429,279

Term Loan B(d)(e)	11.89%	12/30/2027		8,909	8,659,772

Garda World Security Corp. (Canada)
Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	02/01/2029		2,448	2,448,584

Term Loan B-2 (1 mo. Term SOFR + 4.25%)	9.67%	10/30/2026		1,831	1,832,327

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.45%	05/12/2028		1,031	1,005,222

Grandir (The Education Group) (France), Term Loan B	8.03%	09/29/2028	EUR	452	491,164

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	7.85%	04/01/2028	EUR	405	430,181

Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. Term SOFR + 4.50%)	10.04%	10/28/2027		1,141	1,095,712

KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B	9.45%	09/30/2029	EUR	533	566,739

Lamark Media Group, Incremental Term Loan(d)(e)	11.46%	10/14/2027		2,501	2,461,036

Lamark Media Group LLC
Delayed Draw Term Loan(d)(e)	1.00%	10/14/2027		1,622	1,595,861

Revolver Loan(d)(e)	0.50%	10/14/2027		272	267,313

Revolver Loan(f)	0.00%	10/14/2027		815	801,940

Term Loan(d)(e)	10.71%	10/14/2027		7,492	7,372,502

Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.12%	08/08/2028		809	810,335

Monitronics International, Inc.
Term Loan(e)	12.29%	11/15/2023		3,936	3,936,290

Term Loan(e)	12.29%	11/15/2023		1,318	1,318,204

Term Loan (3 mo. Term SOFR + 7.50%)	13.00%	06/30/2028		8,009	8,116,658

NAS LLC (d.b.a. Nationwide Marketing Group)
First Lien Term Loan(d)(e)	11.89%	06/03/2024		3,353	3,319,488

Revolver Loan(d)(e)	0.50%	06/03/2024		172	170,670

Revolver Loan(f)	0.00%	06/03/2024		690	682,680

Term Loan (3 mo. USD LIBOR + 6.50%)(d)(e)	11.89%	06/03/2024		8,256	8,173,179

Term Loan(d)(e)	11.89%	06/03/2024		1,568	1,552,678

Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%)	10.14%	07/27/2027		3,004	2,204,442

Protect America, Revolver Loan(e)(g)	–	09/01/2024		977	908,865

QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	9.94%	06/23/2024	GBP	3,566	4,479,606

Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. Term SOFR + 3.00%)	8.33%	02/24/2030		902	900,128

Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	9.20%	08/28/2028		1,848	1,831,013

Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.68%	07/14/2028		1,054	982,983

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	10.44%	06/05/2028	GBP	410	467,408

Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	9.23%	03/04/2028		9,876	8,320,266

Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	8.33%	08/31/2028		53	53,052

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	11.28%	03/20/2027		872	762,831

WebHelp (France), Term Loan B (1 mo. Term SOFR + 4.00%)	8.81%	08/04/2028		1,035	1,036,258

					121,657,148

Cable & Satellite Television–3.87%
Altice Financing S.A. (Luxembourg), Term Loan	10.31%	10/31/2027		406	385,792

CSC Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.81%	01/15/2028		6	5,471

Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1(d)(e)	11.18%	08/31/2028		17,300	16,522,005

Term Loan B-2(d)(e)	10.98%	08/31/2028		2,097	2,027,832

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.63%	08/14/2026		1,821	1,718,654

Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.26%	01/31/2026		1,328	1,255,691

Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.43%	04/30/2028		206	200,306

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–(continued)
Virgin Media 02 - LG (United Kingdom), Term Loan Y (1 mo. Term SOFR + 3.25%)	8.31%	03/06/2031		$2,327	$2,305,424

					24,421,175

Chemicals & Plastics–10.04%
AkzoNobel Chemicals, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	03/03/2028		981	979,820

Aruba Investments, Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.75%)	13.18%	11/24/2028		1,024	945,106

Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.52%	07/03/2028	EUR	350	333,217

Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	9.71%	08/27/2026		4,190	4,098,775

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.81%	12/20/2029		489	490,506

BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.62%	10/03/2029		966	929,861

Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(e)	12.27%	08/03/2030		663	618,324

Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	9.12%	02/26/2029		113	113,258

Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	12/01/2027		1,723	1,714,340

Chemours Co. (The), Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	08/10/2028		3,369	3,327,031

Cyanco Intermediate 2 Corp., Term Loan B (1 mo. Term SOFR + 4.75%)	10.08%	07/07/2028		659	661,910

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.75%	11/01/2028		3,049	2,783,489

Flint Group (ColourOz Inv) (Germany)
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate (3 mo. USD LIBOR + 4.25%)(h)	9.52%	09/21/2024		39	11,656

Term Loan	9.14%	07/24/2026		4	4,364

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	9.39%	05/28/2029		311	308,221

HASA Acquisition LLC
Revolver Loan(d)(e)	0.50%	01/10/2029		545	529,581

Revolver Loan(f)	0.00%	01/10/2029		903	877,196

Hasa Intermediate Holdings LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/10/2029		1,505	1,463,048

Term Loan(d)(e)	11.02%	01/10/2029		13,600	13,218,708

ICP Group Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.25%	12/29/2027		917	744,693

INEOS Enterprises (-Holdings II Ltd./-US Finco LLC) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	9.27%	06/22/2030		1,160	1,148,511

INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)(e)	9.18%	03/03/2030		741	738,478

INEOS US Finance LLC
Term Loan (1 mo. Term SOFR + 3.75%)	8.95%	11/08/2027		984	981,009

Term Loan (1 mo. Term SOFR + 3.50%)(e)	8.93%	02/09/2030		1,496	1,488,538

Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	06/30/2027		601	598,477

Momentive Performance Materials USA, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.83%	03/22/2028		1,640	1,630,143

Nobian Finance B.V., Term Loan (3 mo. EURIBOR + 3.15%)	6.77%	07/01/2026	EUR	590	622,533

Oxea Corp., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.92%	10/14/2024		747	746,227

Potters Industries LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.34%	12/14/2027		708	710,357

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.26%	11/03/2025		506	506,315

Trinseo Materials Finance, Inc.
Term Loan (1 mo. Term SOFR + 2.00%)	7.54%	09/06/2024		318	314,295

Term Loan B (1 mo. Term SOFR + 2.50%)	7.95%	03/18/2028		1,911	1,481,839

Tronox Finance LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	0.00%	08/10/2028		990	984,362

Univar, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.82%	06/22/2030		2,311	2,306,601

Vertellus
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)(e)	0.50%	12/22/2025		561	543,904

Revolver Loan(f)	0.00%	12/22/2025		1,031	998,511

Term Loan (1 mo. SOFR + 7.00%)(d)(e)	11.43%	12/22/2027		12,754	12,358,964

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	9.31%	09/22/2028		1,067	1,068,083

					63,380,251

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Clothing & Textiles–0.83%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan	9.43%	12/21/2028		$299	$299,311

Delayed Draw Term Loan(f)	0.00%	12/21/2028		555	555,862

First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.93%	12/21/2028		1,232	1,233,946

Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	11.43%	12/20/2029		318	321,596

Term Loan B-4 (1 mo. Term SOFR + 4.00%)	9.43%	12/21/2028		2,603	2,608,278

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.25%)	8.88%	04/28/2028		218	218,247

					5,237,240

Conglomerates–0.18%
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.50%)	7.28%	03/16/2029	EUR	446	480,340

Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.42%	02/23/2029		327	328,785

Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.18%	02/02/2026		322	307,730

					1,116,855

Containers & Glass Products–7.30%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	9.18%	03/11/2028		850	843,675

Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.57%	12/14/2028		1,152	1,047,573

Duran Group (Germany), Term loan C-2 (1 mo. Term SOFR + 5.50%)(e)	10.33%	05/31/2026		3,303	3,269,345

Keg Logistics LLC
Revolver Loan(d)(e)	11.53%	11/23/2027		1,663	1,587,847

Revolver Loan(f)	0.00%	11/23/2027		603	576,122

Term Loan A (1 mo. USD LIBOR + 6.00%)(d)(e)	11.53%	11/16/2027		25,726	24,568,475

Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	7.96%	10/31/2023	EUR	1,188	1,199,992

Term Loan B-3-A (3 mo. EURIBOR + 4.25%)	7.89%	10/31/2023	EUR	426	429,772

LABL, Inc. (Multi-Color), Term Loan (1 mo. Term SOFR + 5.00%)	10.43%	10/29/2028		3,791	3,785,700

Libbey Glass, Inc., Term Loan B (1 mo. SOFR + 6.50%)(e)	4.75%	11/22/2027		3,555	3,430,552

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	9.49%	07/07/2028		728	701,275

Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.40%	10/04/2028		2,128	1,704,112

Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.65%	10/04/2029		409	230,170

Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.61%	07/12/2029		2,655	2,661,312

					46,035,922

Cosmetics & Toiletries–0.92%
Bausch and Lomb, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.59%	05/10/2027		4,483	4,392,101

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.71%	06/29/2028	EUR	1,360	1,426,120

					5,818,221

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	7.43%	11/15/2027		19	18,630

Ecological Services & Equipment–1.25%
Anticimex (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.45%	11/16/2028		599	596,372

Term Loan B-2 (1 mo. Term SOFR + 4.75%)(e)	9.84%	11/16/2028		479	480,108

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	9.29%	05/11/2025		1,879	1,873,806

Groundworks LLC
Delayed Draw Term Loan (3 mo. SOFR + 6.50%)(e)	11.81%	03/14/2030		133	130,082

Delayed Draw Term Loan(f)	0.00%	03/14/2030		322	314,189

Revolver Loan(e)(f)	0.00%	03/14/2029		146	142,167

Term Loan B(e)	11.81%	01/31/2030		2,497	2,434,607

OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.38%	12/31/2025	EUR	326	318,864

Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	03/20/2025		793	747,343

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.76%)	14.13%	11/02/2028		1,401	880,093

					7,917,631

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–8.17%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		$393	$381,783

AppLovin Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.43%	10/25/2028		61	61,154

Boxer Parent Co., Inc., Term Loan B (EUR001M + 4.00%)	7.63%	10/02/2025	EUR	35	38,144

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.52%	04/18/2025		911	908,921

Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	10.45%	11/01/2028		1,380	1,382,243

E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.95%	02/04/2028		1,259	1,260,319

Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	07/06/2029		594	596,246

Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.83%	11/09/2029		140	140,149

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	10.27%	08/31/2027		7,126	4,629,510

Idemia (Oberthur Tech/Morpho/OBETEC) (France), Term Loan B (1 mo. Term SOFR + 4.75%)	10.06%	09/30/2028		393	393,778

Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.39%	01/11/2027		1,649	1,656,812

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.55%	10/17/2028	EUR	868	944,001

Infinite Electronics
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.50%	03/02/2029		441	384,072

Term Loan B (3 mo. Term SOFR + 3.25%)	9.25%	03/02/2028		1,054	1,035,117

Informatica Corp., Term Loan (1 mo. Term SOFR + 2.75%)	8.20%	10/27/2028		481	481,769

ION Corporates, Term Loan B (1 mo. Term SOFR + 4.25%)	9.60%	07/12/2030		593	589,217

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(e)	11.80%	08/17/2028	GBP	654	813,672

Term Loan 2(e)	12.38%	08/17/2028		824	791,400

Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.39%	08/13/2028		2,997	2,314,675

McAfee Enterprise, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.88%	07/27/2029		1,066	479,573

McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	9.17%	03/01/2029		673	662,515

Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	04/29/2026		3,734	2,898,334

Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(e)	9.49%	03/03/2028	EUR	1,541	1,536,890

Open Text Corp. (Canada), Term Loan B (1 mo. Term SOFR + 2.75%)	8.18%	01/31/2030		4,228	4,237,632

Project Accelerate Parent LLC, First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.88%	01/02/2025		963	959,585

Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	8.70%	08/31/2028		2,136	2,118,093

Quest Software US Holdings, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	9.77%	02/01/2029		4,740	3,901,886

RealPage, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.45%	04/24/2028		1,050	1,039,725

Riverbed Technology, Inc., Class B	9.74%	07/01/2028		2,201	1,335,548

Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.95%	10/31/2025		680	589,779

Second Lien Term Loan (1 mo. SOFR + 8.00%)(e)	13.43%	11/02/2026		289	214,175

SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	9.18%	05/16/2025		2,192	2,164,363

Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.93%	05/18/2026		353	334,762

Term Loan B	0.00%	05/16/2028		2,192	2,164,363

Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.22%	05/04/2026		1,593	1,595,029

Second Lien Incremental Term Loan (3 mo. Term SOFR + 5.25%)	10.62%	05/03/2027		294	293,146

Utimaco (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.00%)(e)	10.03%	05/31/2029	EUR	3,539	3,641,968

Term Loan B-2 (3 mo. SOFR + 6.25%)(e)	11.81%	05/31/2029		1,986	1,865,165

Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.45%	09/01/2025		855	725,338

					51,560,851

Financial Intermediaries–0.71%
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.20%	07/20/2026		193	189,271

LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	9.20%	09/15/2028		2,930	2,456,304

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)(e)	9.38%	02/18/2027		1,421	1,325,097

Virtue (Vistra+Tricor/Thevelia LLC), First Lien Term Loan B (1 mo. Term SOFR + 4.75%)	9.50%	06/22/2029		497	498,353

					4,469,025

Food Products–6.09%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/18/2026		1,543	1,543,913

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products–(continued)
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	4,486	$4,138,044

BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B(d)(e)	13.14%	10/05/2026		$3,908	3,728,364

Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)(e)	0.50%	10/05/2026		864	824,242

Revolver Loan(f)	0.00%	10/05/2026		201	191,198

Term Loan(d)(e)	13.14%	10/05/2026		3,845	3,668,057

Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.33%	10/18/2028		807	693,715

First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.45%	10/18/2028		5,636	4,861,373

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	13.45%	10/08/2029		1,133	934,519

H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		1,427	1,301,700

Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		21	18,948

Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.56%	11/10/2029		604	605,627

Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.20%	09/22/2028		142	130,632

Sigma Bidco (Netherlands), Term Loan B (1 mo. Term SOFR + 4.75%)	8.21%	01/02/2028		1,865	1,826,738

Teasdale Foods, Inc., Term Loan(d)(e)	11.84%	12/18/2025		14,832	13,141,239

Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	854	812,798

					38,421,107

Food Service–0.55%
Areas (Telfer Inv/Financiere Pax), Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	2,172	2,268,643

Euro Garages (Netherlands)
Term Loan B (1 mo. Term SOFR + 4.00%)	9.16%	02/07/2025		724	725,851

Term Loan B (1 mo. Term SOFR + 4.25%)	9.41%	03/31/2026		496	495,339

					3,489,833

Forest Products–0.18%
NewLife Forest Restoration LLC, Term Loan (e)	9.00%	11/30/2023		1,165	1,164,796

Health Care–12.01%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 5.25%)(e)	9.90%	06/08/2028		1,161	1,099,790

Term Loan B (6 mo. SONIA + 4.75%)	9.94%	06/08/2028	GBP	516	632,563

Affinity Dental Management, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	08/04/2028		4,865	4,635,977

Revolver Loan(d)(e)	11.12%	08/04/2028		162	154,533

Revolver Loan(f)	0.00%	08/04/2028		1,459	1,390,793

Term Loan(d)(e)	11.12%	08/04/2028		10,783	10,276,029

athenahealth Group, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.57%	02/15/2029		753	745,086

Bracket Intermediate Holding Corp. (Signant), Term Loan (1 mo. Term SOFR + 5.00%)	10.42%	05/03/2028		1,164	1,160,384

Cerba (Chrome Bidco) (France), Term Loan C (3 mo. EURIBOR + 4.00%)	7.63%	02/14/2029	EUR	472	509,105

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	7.42%	02/22/2029	EUR	593	640,502

Curium BidCo S.a.r.l. (Luxembourg), Term Loan(e)	9.88%	07/31/2029		654	654,619

Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.43%	04/17/2028	GBP	649	705,213

Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.95%	02/04/2027		747	732,135

Global Medical Response, Inc.
Term Loan (1 mo. Term SOFR + 4.25%)	9.88%	03/14/2025		589	417,973

Term Loan (1 mo. USD LIBOR + 4.25%)	9.78%	10/02/2025		1,733	1,228,794

International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	9.25%	09/07/2028		1,014	1,015,553

MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(e)	11.43%	01/29/2027		2,892	2,834,607

Delayed Draw Term Loan(d)(e)	11.43%	01/29/2027		8,649	8,476,059

Term Loan(d)(e)	11.43%	01/29/2027		8,042	7,881,666

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.58%	12/17/2029		775	490,101

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.46%	12/15/2027	EUR	232	250,301

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.46%	12/15/2027	EUR	134	144,585

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–(continued)
Nidda Healthcare Holding AG (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.82%	04/28/2028	EUR	300	$326,255

Prime Time Healthcare, Term Loan A(d)	11.52%	09/19/2028		$4,571	4,570,453

SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan(d)(e)	1.25%	03/17/2027		3,791	3,628,283

Term Loan(d)(e)	12.42%	03/09/2027		17,857	17,088,992

Sharp Midco LLC, Incremental Term Loan B(e)	0.00%	12/31/2028		405	404,662

Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.43%	11/24/2028		1,346	1,350,145

Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (3 mo. Term SOFR + 3.75%)	9.09%	10/01/2026		587	588,621

TTF Holdings LLC (Soliant), Term Loan B (1 mo. USD LIBOR + 4.00%)	9.45%	03/31/2028		893	895,160

Women’s Care Holdings, Inc. LLC
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.05%	01/15/2028		582	518,917

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.80%	01/15/2029		402	349,761

					75,797,617

Home Furnishings–4.39%
A-1 Garage Door Services
Delayed Draw Term Loan(d)(e)	1.00%	12/22/2028		2,278	2,207,768

Delayed Draw Term Loan(f)	0.00%	12/22/2028		790	765,256

Revolver Loan(d)(e)(f)	0.00%	12/22/2028		1,119	1,083,779

Term Loan B(d)(e)	11.84%	12/22/2028		6,844	6,631,913

Hilding Anders AB (Sweden)
Term Loan (3 mo. EURIBOR + 5.00%)	1.25%	02/28/2026	EUR	299	148,013

Term Loan (6 mo. EURIBOR + 10.00%)(e)	13.62%	12/31/2026	EUR	23	24,219

Term Loan(e)	1.25%	02/26/2027	EUR	278	0

Hunter Douglas Holding B.V.
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.89%	02/26/2029		4,891	4,765,740

Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.83%	02/26/2029	EUR	620	648,017

Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.95%	09/25/2028		3,838	3,815,959

Serta Simmons Bedding LLC, Term Loan (1 mo. Term SOFR + 7.50%)	12.69%	06/29/2028		2,537	2,543,285

SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.45%	10/06/2028		2,303	1,927,546

TGP Holdings III LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.68%	06/29/2028		465	423,353

VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.20%	07/01/2029		530	474,704

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.68%	10/30/2027		602	545,541

Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	10/30/2027		1,898	1,720,882

					27,725,975

Industrial Equipment–5.92%
Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.88%	07/26/2030		1,417	1,420,447

Chart Industries, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.16%	03/14/2030		2,068	2,072,071

CIRCOR International, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.93%	12/20/2028		1,341	1,346,483

Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	9.87%	04/16/2026		380	375,372

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.74%	06/08/2029		2,232	1,944,470

DXP Enterprises, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.44%	12/23/2027		1,587	1,587,259

EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 3.00%)	8.33%	05/05/2030		2,998	3,004,797

Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	8.46%	06/04/2026		1,962	1,775,135

Revolver Loan(f)	0.00%	06/04/2026		1,518	1,374,141

Term Loan B (3 mo. USD LIBOR + 5.00%)	10.50%	12/04/2026		1,654	1,593,149

Term Loan B-2 (3 mo. Term SOFR + 4.50%)	10.00%	12/04/2026		555	535,779

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	7.71%	12/04/2026	EUR	335	354,717

MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.18%	08/17/2029		70	69,864

MX Holdings US, Inc., Term Loan B-1-C (1 mo. Term SOFR + 2.50%)	7.95%	07/31/2025		177	176,875

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	9.73%	03/08/2025		1,443	1,414,215

Robertshaw US Holding Corp.
First Lien Term Loan(e)	10.84%	02/28/2027		1,383	1,002,577

First Lien Term Loan	12.34%	02/28/2027		6,166	5,441,632

First Lien Term Loan(e)	8.34%	02/28/2027		1,706	1,723,522

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–(continued)
Tank Holding Corp.
Revolver Loan (1 mo. SOFR + 5.75%)(e)	13.25%	03/31/2028		$191	$185,498

Revolver Loan(f)	0.00%	03/31/2028		233	225,655

Term Loan (1 mo. Term SOFR + 6.00%)	11.18%	03/31/2028		6,300	6,124,484

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	9.38%	07/30/2027		670	670,257

Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan(e)	12.51%	11/19/2029		315	272,013

Term Loan B (1 mo. Term SOFR + 3.75%)	9.26%	11/15/2028		2,938	2,695,315

					37,385,727

Insurance–0.99%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.95%	02/15/2027		1,507	1,480,750

First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	9.70%	02/15/2027		1,421	1,419,476

Term Loan (1 mo. Term SOFR + 5.75%)	11.12%	02/15/2027		1,760	1,768,429

Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.08%	02/24/2028		390	390,994

USI, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	8.99%	11/22/2029		1,174	1,176,887

					6,236,536

Leisure Goods, Activities & Movies–5.77%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.25%)	8.33%	01/15/2030		1,523	1,528,617

Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.70%	10/18/2028		6,922	6,918,366

Term Loan (1 mo. Term SOFR + 3.00%)	8.32%	08/08/2027		471	471,689

Crown Finance US, Inc. (United Kingdom), Term Loan (1 mo. Term SOFR + 8.50%)	14.38%	07/31/2028		3,691	3,723,579

Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.25%)	7.43%	03/30/2029	EUR	708	760,525

Fitness International LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.77%	04/18/2025		1,655	1,644,343

Nord Anglia Education, Term Loan B (1 mo. Term SOFR + 4.50%)	9.92%	01/25/2028		1,349	1,353,236

OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. Term SOFR + 5.00%)(e)	10.32%	05/20/2029		1,628	1,632,039

Royal Caribbean Cruises Ltd.
Revolver Loan(e)(f)	0.00%	04/05/2024		4,153	4,028,261

Revolver Loan (3 mo. USD LIBOR + 0.30%)(e)	5.96%	04/12/2024		1,098	1,074,899

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.35%	02/27/2027	EUR	1,000	879,099

Six Flags Theme Parks, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	7.18%	04/17/2026		111	110,570

USF S&H Holdco LLC
Term Loan A(d)(e)	0.00%	06/30/2025		741	740,626

Term Loan A(f)	0.00%	06/30/2025		886	885,934

Term Loan B(d)(e)	0.00%	06/30/2025		9,315	9,315,105

Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	344	356,187

Term Loan	6.50%	12/31/2027	EUR	1,773	1,004,742

					36,427,817

Lodging & Casinos–4.28%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	02/02/2026		2,236	2,134,370

First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.18%	02/02/2026		1,950	1,888,013

Bally’s Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	9.10%	10/02/2028		1,914	1,864,284

Caesars Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.68%	02/06/2030		3,592	3,599,655

Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. Term SOFR + 3.25%)	8.75%	07/04/2028		2,195	2,198,823

Four Seasons Holdings, Inc. (Canada), Term Loan	7.93%	11/30/2029		445	446,135

GVC Finance LLC, Incremental Term Loan (6 mo. Term SOFR + 3.50%)	8.44%	10/31/2029		3,924	3,936,337

HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.76%	09/12/2028	EUR	2,860	3,054,052

Term Loan C (6 mo. EURIBOR + 4.50%)	8.26%	09/30/2027	EUR	1,879	2,004,444

Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	3,221	3,471,977

Ontario Gaming GTA L.P. (One Toronto Gaming), First Lien Term Loan B (1 mo. Term SOFR + 4.25%)	9.62%	07/20/2030		1,204	1,208,312

Scientific Games Lottery, Term Loan B (3 mo. EURIBOR + 4.00%)	7.59%	01/31/2029	EUR	471	505,602

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–(continued)
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	12/14/2029		$681	$682,537

					26,994,541

Nonferrous Metals & Minerals–1.38%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.45%	06/09/2028		919	875,052

Second Lien Term Loan (1 mo. Term SOFR + 7.25%)	12.70%	06/11/2029		101	90,861

AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.08%	05/13/2029		2,184	2,191,906

Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.00%)	9.53%	07/31/2026		2,337	2,326,547

Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.02%	07/19/2025		1,430	1,334,985

First Lien Term Loan (3 mo. Term SOFR + 9.00%)	14.52%	10/22/2025		1,059	815,312

SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	9.63%	03/16/2027		1,094	1,094,273

					8,728,936

Oil & Gas–2.96%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.06%	02/01/2030		2,000	1,980,601

Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	12.63%	08/25/2026		2,471	2,480,719

McDermott International Ltd.
LOC(e)(f)	0.00%	06/28/2024		3,645	2,715,155

LOC (3 mo. SOFR + 4.00%)(e)	4.09%	06/30/2024		1,620	1,133,733

PIK Second Lien Term Loan, 3.00% PIK Rate, 6.45% Cash Rate (1 mo. Term SOFR + 1.00%)(h)	3.00%	09/25/2025		872	466,672

Term Loan (1 mo. Term SOFR + 3.00%)(e)	8.45%	06/30/2024		159	115,610

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. Term SOFR + 4.25%)	9.77%	02/14/2030		2,309	2,300,100

Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)(e)	11.99%	03/18/2024		808	816,282

Term Loan (1 mo. USD LIBOR + 7.00%)	12.54%	03/19/2024		1,115	1,115,396

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.00%)
(Acquired 08/03/2021-10/14/2022; Cost $4,834,020)(i)	13.45%	08/27/2026		4,912	4,902,067

WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.49%	01/25/2030		620	621,516

					18,647,851

Publishing–3.45%
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.32%	06/29/2026		4,404	4,399,754

Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	8.85%	08/21/2026		1,166	1,142,735

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.42%	12/01/2028		5,787	5,592,001

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.68%	04/09/2029		3,211	2,979,292

Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	13.83%	04/08/2030		2,056	1,765,909

McGraw-Hill Education, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	10.20%	07/28/2028		3,185	3,128,859

Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.58%	05/03/2028		2,836	2,730,046

					21,738,596

Radio & Television–0.09%
Diamond Sports Holdings LLC, Second Lien Term Loan (j)(k)	0.00%	08/24/2026		2,121	59,468

Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.00%)	8.45%	04/01/2028		679	514,077

					573,545

Retailers (except Food & Drug)–2.66%
Action Holding B.V. (Netherlands), Term Loan B-3-A (3 mo. EURIBOR + 3.75%)	7.35%	09/21/2028	EUR	293	319,273

Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	9.20%	03/06/2028		5,419	5,412,425

Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	358	386,505

Term Loan B-2 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	206	222,577

Term Loan B-3 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	453	489,450

Term Loan B-4 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	632	682,636

Term Loan B-5 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	141	151,887

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Retailers (except Food & Drug)–(continued)
PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	02/11/2028		$7,751	$7,745,880

Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.75%	04/26/2028		1,385	1,397,482

					16,808,115

Surface Transport–2.11%
Carriage Purchaser, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	09/30/2028		590	579,340

First Student Bidco, Inc.
Incremental Term C (3 mo. Term SOFR + 4.00%)	9.34%	07/21/2028		220	217,999

Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.34%	07/21/2028		3,158	3,123,342

Hertz Corp. (The), Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	06/30/2028		87	87,039

Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	10.45%	02/26/2027	EUR	3,127	2,787,540

Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.34%	12/22/2028		456	415,079

Odyssey Logistics & Technology Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.92%	10/12/2027		950	945,709

PODS LLC, Incremental Term Loan B (1 mo. Term SOFR + 4.00%)	9.45%	04/01/2028		3,676	3,607,450

STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)(e)	11.39%	03/24/2028		1,589	1,529,722

					13,293,220

Telecommunications–3.60%
Avaya, Inc., Term Loan
(Acquired 02/17/2021-08/31/2023; Cost $2,712,119)(i)	13.83%	05/15/2029		689	578,124

Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	11/30/2027		1	152

CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.70%	03/15/2027		2,629	1,729,556

Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.68%	11/22/2028		35	33,903

Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. Term SOFR + 5.25%)	10.68%	04/27/2027		1,157	1,162,431

Term Loan (1 mo. Term SOFR + 4.75%)	10.43%	04/27/2027		1,907	1,913,812

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. Term SOFR + 4.25%)	9.77%	02/01/2029		2,227	2,230,033

Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.93%	11/04/2026		38	37,720

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.84%	11/30/2025		45	6,538

Second Lien Term Loan (3 mo. SOFR + 6.70%)	12.11%	11/01/2027		6,800	2,481,987

Term Loan (3 mo. SOFR + 6.44%)	11.85%	11/01/2027		2,796	2,138,673

Third Lien Term Loan (3 mo. SOFR + 9.25%)(e)	14.66%	11/01/2027		2,583	516,592

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.43%	12/07/2026		3,460	2,499,604

U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 5.41%)	6.00%	05/02/2026		1,673	675,357

Third Lien Term Loan(e)	0.00%	05/02/2027		167	0

Viasat, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.83%	03/02/2029		1,849	1,813,583

Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)	9.63%	05/10/2029		1,523	1,526,180

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	09/21/2027		3,002	2,870,284

Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.66%	03/09/2027		640	516,767

					22,731,296

Utilities–2.44%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.20%	08/01/2025		661	661,023

Covanta Energy Corp.
Term Loan B (1 mo. Term SOFR + 3.00%)	8.31%	11/30/2028		1,027	1,029,251

Term Loan C	8.31%	11/30/2028		77	77,194

Generation Bridge LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	0.00%	08/07/2029		1,327	1,329,091

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	9.20%	11/09/2026		2,070	2,033,126

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.00%)	9.73%	08/14/2026		1,411	1,235,583

Lightstone Holdco LLC
Term Loan B (1 mo. Term SOFR + 5.75%)	11.08%	02/01/2027		4,103	3,737,048

Term Loan C (1 mo. Term SOFR + 5.75%)	11.08%	02/01/2027		233	211,866

Nautilus Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	10.75%	11/16/2026		1,990	1,509,111

Pike Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	01/21/2028		424	425,441

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Utilities–(continued)
Talen Energy Supply LLC
Term Loan B (1 mo. Term SOFR + 4.50%)	9.88%	05/27/2030	$1,999	$2,008,301

Term Loan C (1 mo. Term SOFR + 4.50%)	9.88%	05/27/2030	1,128	1,133,081

				15,390,116

Total Variable Rate Senior Loan Interests (Cost $880,922,091)				842,806,701

			Shares
Common Stocks & Other Equity Interests–10.61%(l)
Aerospace & Defense–0.28%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(e)(i)			320	1,748,041

NAC Aviation 8 Ltd.(e)			57,567	0

				1,748,041

Automotive–0.00%
ThermaSys Corp. (Acquired 12/31/2018; Cost $618,347)(e)(i)			881,784	0

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(e)			551	0

Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(e)(i)			780	0

Lake at Las Vegas Joint Venture LLC, Class B(e)			9	0

				0

Business Equipment & Services–2.21%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $3,093,156)(e)(i)			153,659	3,226,839

My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $5,861,907)(e)(i)			44,397	10,753,004

				13,979,843

Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $52,821)(i)			12,972	102,154

Drugs–0.00%
Inotiv, Inc., Conv.			5,797	21,681

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $7,759)(e)(i)			59,683	7,759

Financial Intermediaries–0.02%
RJO Holdings Corp.(e)			1,481	74,077

RJO Holdings Corp., Class A(e)			1,142	57,114

RJO Holdings Corp., Class B(e)			1,667	17

				131,208

Home Furnishings–0.22%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067)(i)			90,756	1,397,642

Industrial Equipment–0.05%
North American Lifting Holdings, Inc.			44,777	313,439

Leisure Goods, Activities & Movies–2.34%
Crown Finance US, Inc.			1,138	24,651

Crown Finance US, Inc., Rts.			170,299	3,688,082

USF S&H Holdco LLC(d)(e)			9,844	11,028,888

Vue International Bidco PLC(e)			1,751,232	0

				14,741,621

Lodging & Casinos–0.38%
Bally’s Corp.(m)			120,357	1,997,926

Caesars Entertainment, Inc.(m)			7,110	392,899

				2,390,825

Oil & Gas–4.68%
HGIM Corp.(e)			17,672	653,864

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Income Trust

			Shares	Value

Oil & Gas–(continued)
McDermott International Ltd.(m)			352,986	$56,478

McDermott International Ltd.(e)			1,066,050	162,039

NexTier Oilfield Solutions, Inc.(m)			42,011	445,737

QuarterNorth Energy Holding, Inc. (Acquired 06/02/2021-10/29/2021; Cost $8,364,418)(e)(i)			128,436	21,712,106

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(e)			22,570	388,204

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $260,808)(e)(i)			43,468	19,561

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(e)(i)			132,022	118,820

Seadrill Ltd.(m)			113,390	5,516,423

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(i)			64,960	909

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(i)			337,847	464,540

				29,538,681

Radio & Television–0.09%
iHeartMedia, Inc., Class A(m)			166,688	601,744

iHeartMedia, Inc., Class B(e)(m)			42	168

				601,912

Retailers (except Food & Drug)–0.05%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $626,636)(i)			390	138,125

Toys ’R’ Us-Delaware, Inc.(e)			15	36,298

Vivarte S.A.S.(e)			233,415	112,479

				286,902

Surface Transport–0.16%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(e)(i)			8,057	362,565

Commercial Barge Line Co.(e)			6,633	165,825

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/03/2023-08/18/2023; Cost $0)(e)(i)			87,912	41,209

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/17/2023; Cost $0)(e)(i)			83,127	51,954

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(i)			8,470	381,150

				1,002,703

Telecommunications–0.04%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $362,310)(i)			24,154	207,326

Avaya, Inc. (Acquired 05/01/2023; Cost $65,715)(i)			4,381	37,604

				244,930

Utilities–0.07%
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			383,614	425,811

Total Common Stocks & Other Equity Interests (Cost $67,745,095)				66,935,152

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–3.81%
Aerospace & Defense–0.31%
Rand Parent LLC (n)	8.50%	02/15/2030	$2,074	1,977,334

Air Transport–0.02%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $124,796)(e)(i)	5.75%	07/15/2025	125	122,463

Automotive–0.11%
Clarios Global L.P./Clarios US Finance Co.(n)	6.75%	05/15/2028	665	663,873

Building & Development–0.44%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,204,836)(i)(n)	5.75%	05/15/2026	1,287	1,182,322

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $1,912,057)(i)(n)	4.50%	04/01/2027	1,918	1,603,611

				2,785,933

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–0.52%
Altice Financing S.A. (Luxembourg)(n)	5.75%	08/15/2029		$29	$22,999

Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028		1,763	1,435,099

Altice France S.A. (France)(n)	5.50%	01/15/2028		594	445,676

Altice France S.A. (France)(n)	5.50%	10/15/2029		679	491,067

Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030		1,020	862,170

					3,257,011

Chemicals & Plastics–0.71%
SK Invictus Intermediate II S.a.r.l.(n)	5.00%	10/30/2029		3,827	3,147,593

Windsor Holdings III LLC (Acquired 06/22/2023-07/13/2023; Cost $1,342,054)(i)(n)	8.50%	06/15/2030		1,347	1,354,559

					4,502,152

Cosmetics & Toiletries–0.11%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(n)	6.63%	07/15/2030		677	677,812

Food Products–0.20%
Sigma Holdco B.V. (Netherlands)(n)	7.88%	05/15/2026		72	61,312

Teasdale Foods, Inc.(d)(e)	16.25%	06/18/2026		2,160	1,177,492

					1,238,804

Food Service–0.10%
eG Global Finance PLC (United Kingdom)(n)	6.75%	02/07/2025		620	611,574

Health Care–0.05%
Global Medical Response, Inc. (Acquired 09/24/2020; Cost $495,000)(i)(n)	6.50%	10/01/2025		495	342,569

Industrial Equipment–0.16%
Arsenal AIC Parent LLC(n)	8.00%	10/01/2030		180	184,048

Chart Industries, Inc.(n)	7.50%	01/01/2030		182	186,713

Emerald Debt Merger Sub LLC(n)	6.63%	12/15/2030		673	663,356

					1,034,117

Lodging & Casinos–0.17%
Caesars Entertainment, Inc.(n)	7.00%	02/15/2030		432	434,076

Ontario Gaming GTA L.P. (Canada)(n)	8.00%	08/01/2030		627	634,380

					1,068,456

Publishing–0.24%
McGraw-Hill Education, Inc.(n)	5.75%	08/01/2028		1,703	1,512,945

Radio & Television–0.08%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)(k)(n)	0.00%	08/15/2026		1,339	33,220

iHeartCommunications, Inc.(n)	4.75%	01/15/2028		322	248,489

Univision Communications, Inc.(n)	7.38%	06/30/2030		257	248,966

					530,675

Retailers (except Food & Drug)–0.27%
Evergreen Acqco 1 L.P./TVI, Inc.(n)	9.75%	04/26/2028		1,646	1,717,947

Telecommunications–0.32%
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028		2,490	2,020,940

Total U.S. Dollar Denominated Bonds & Notes (Cost $27,788,536)					24,064,605

Non-U.S. Dollar Denominated Bonds & Notes–3.65%(o)
Automotive–0.27%
Cabonline Group Holding AB (Sweden)(e)(n)	14.00%	10/31/2023	SEK	1,277	109,659

Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(k)(n)(p)	0.00%	04/19/2026	SEK	18,750	1,241,608

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	8.10%	09/30/2028	EUR	362	374,586

					1,725,853

Building & Development–0.21%
APCOA Parking Holdings GmbH (Germany)(n)	4.63%	01/15/2027	EUR	291	281,036

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Building & Development–(continued)
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	8.66%	01/15/2027	EUR	450	$485,111

Haya Holdco 2 PLC (United Kingdom) (3 mo. EURIBOR + 9.00%)(n)(p)	12.77%	11/30/2025	EUR	454	182,287

Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	529	357,080

					1,305,514

Cable & Satellite Television–0.28%
Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	360,333

Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	1,292	921,853

Altice France Holding S.A. (Luxembourg)(n)	8.00%	05/15/2027	EUR	962	507,517

					1,789,703

Chemicals & Plastics–0.01%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	122	73,003

Electronics & Electrical–0.42%
Castor S.p.A. (Italy)(n)	6.00%	02/15/2029	EUR	1,258	1,290,165

Versuni Group B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	1,564	1,367,271

					2,657,436

Financial Intermediaries–1.58%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%) (Acquired 01/31/2018-11/09/2021; Cost $3,027,110)(i)(n)(p)	8.73%	08/01/2024	EUR	2,617	1,416,858

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(p)	9.98%	05/01/2026	EUR	1,168	1,024,831

Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	1,523	1,327,320

Kane Bidco Ltd. (United Kingdom)(n)	5.00%	02/15/2027	EUR	267	275,182
Kane Bidco Ltd. (United Kingdom)(n)	6.50%	02/15/2027	GBP	334	389,996

Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	371	350,780

Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	375	394,047

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	8.41%	11/15/2027	EUR	1,652	1,735,833

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,844	1,862,942

Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	1,203	1,179,493

					9,957,282

Industrial Equipment–0.28%
Multiversity S.r.l. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	7.98%	10/30/2028	EUR	1,286	1,393,778

Summer (BC) Holdco A S.a.r.l. (Luxembourg)(n)	9.25%	10/31/2027	EUR	451	395,091

					1,788,869

Leisure Goods, Activities & Movies–0.13%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	8.28%	06/15/2027	EUR	372	399,597

Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	372	406,880

					806,477

Retailers (except Food & Drug)–0.47%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	1,377	1,433,985

Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(h)(n)	9.00%	10/01/2026	EUR	1,513	1,520,982

					2,954,967

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $29,935,699)					23,059,104

			Shares
Preferred Stocks–0.88%(l)
Financial Intermediaries–0.02%
RJO Holdings Corp., Series A-2, Pfd.(e)				324	118,424

Oil & Gas–0.09%
McDermott International Ltd., Pfd.(e)				915	594,547

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(e)(i)				258,709	2,302

					596,849

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Income Trust

			Shares	Value

Surface Transport–0.77%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,321,193)(i)			23,669	$556,222

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,388,830)(i)			24,882	584,727

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(i)			39,456	2,170,080

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(i)			27,709	1,523,995

				4,835,024

Total Preferred Stocks (Cost $4,532,804)				5,550,297

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Municipal Obligations–0.62%
Arizona–0.62%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-07/01/2023; Cost $4,321,058) (Cost $971,527)(i)(n)	0.00%	01/01/2028	$4,646	3,937,363

TOTAL INVESTMENTS IN SECURITIES(q)–153.12% (Cost $1,011,895,752)				966,353,222

BORROWINGS–(33.59)%				(212,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(15.80)%				(99,709,388)

OTHER ASSETS LESS LIABILITIES–(3.73)%				(23,553,010)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$631,090,824

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	This variable rate interest will settle after August 31, 2023, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The aggregate value of these securities at August 31, 2023 was $61,048,570, which represented 9.67% of the Trust’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $1,334,296, which represented less than 1% of the Trust’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $49,761,117, which represented 7.88% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,807,159	$2,404,184	$(5,211,343)	$-	$-	$-	$850

Invesco Liquid Assets Portfolio, Institutional Class	2,005,036	1,717,274	(3,722,583)	49	224	-	621

Invesco Treasury Portfolio, Institutional Class	3,208,182	2,747,638	(5,955,820)	-	-	-	966

Investments in Other Affiliates:

USF S&H Holdco LLC*	10,904,070	7,100,293	(7,100,293)	124,818	-	11,028,888	-
Total	$18,924,447	$13,969,389	$(21,990,039)	$124,867	$224	$11,028,888	$2,437

*	At August 31, 2023, this security was was no longer an affiliate of the Fund.
The aggregate value of securities considered illiquid at August 31, 2023 was $408,924,842, which represented 64.80% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver		Receive

Currency Risk

10/31/2023	Barclays Bank PLC	EUR	21,090,286	USD	22,988,391	$57,625

09/29/2023	BNP Paribas S.A.	EUR	20,860,980	USD	23,191,493	544,818

09/29/2023	BNP Paribas S.A.	GBP	3,511,797	USD	4,504,103	54,858

09/29/2023	BNP Paribas S.A.	SEK	4,000,000	USD	374,355	8,576

10/31/2023	BNP Paribas S.A.	GBP	3,562,866	USD	4,525,190	11,031

09/29/2023	Citibank N.A.	GBP	188,909	USD	242,773	3,436

10/31/2023	Citibank N.A.	EUR	20,775,505	USD	22,655,709	67,194

09/29/2023	Morgan Stanley and Co. International PLC	EUR	21,047,549	USD	23,403,927	554,712

09/29/2023	Morgan Stanley and Co. International PLC	GBP	3,459,382	USD	4,436,768	53,929

09/29/2023	Morgan Stanley and Co. International PLC	SEK	16,130,460	USD	1,557,239	82,194

09/29/2023	Morgan Stanley and Co. International PLC	USD	41,208	SEK	451,119	45

10/31/2023	Morgan Stanley and Co. International PLC	GBP	3,562,866	USD	4,530,399	16,239

10/31/2023	Morgan Stanley and Co. International PLC	USD	542,180	EUR	500,000	1,454

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)

		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver		Receive

09/29/2023	Royal Bank of Canada	GBP	3,511,797	USD	4,509,671	$60,425

09/29/2023	Royal Bank of Canada	USD	1,358,795	SEK	14,864,904	521

10/31/2023	Royal Bank of Canada	EUR	21,090,286	USD	22,982,085	51,319

10/31/2023	Royal Bank of Canada	GBP	3,509,689	USD	4,464,843	18,059

09/29/2023	State Street Bank & Trust Co.	EUR	21,047,549	USD	23,338,890	489,675

10/31/2023	State Street Bank & Trust Co.	EUR	364,865	USD	397,166	460

10/31/2023	State Street Bank & Trust Co.	GBP	26,721	USD	33,954	97

09/29/2023	UBS AG	GBP	144,156	USD	183,995	1,358

Subtotal-Appreciation						2,078,025

Currency Risk
09/29/2023	Barclays Bank PLC	USD	22,952,326	EUR	21,090,286	(56,716)

09/29/2023	BNP Paribas S.A.	USD	4,782,050	GBP	3,762,762	(14,847)

09/29/2023	Citibank N.A.	USD	22,620,370	EUR	20,775,505	(66,486)

09/29/2023	Morgan Stanley and Co. International PLC	USD	4,778,928	GBP	3,758,038	(17,710)

09/29/2023	Morgan Stanley and Co. International PLC	USD	193,604	SEK	2,015,034	(9,340)

10/31/2023	Morgan Stanley and Co. International PLC	USD	1,089,325	EUR	1,000,000	(2,058)

09/29/2023	Royal Bank of Canada	GBP	217,067	USD	274,153	(858)

09/29/2023	Royal Bank of Canada	USD	22,946,231	EUR	21,090,286	(50,621)

09/29/2023	Royal Bank of Canada	USD	4,468,064	GBP	3,512,309	(18,170)

09/29/2023	Royal Bank of Canada	USD	262,315	SEK	2,799,403	(6,325)

10/31/2023	Royal Bank of Canada	SEK	14,894,430	USD	1,363,402	(557)

10/31/2023	Royal Bank of Canada	USD	1,089,126	EUR	1,000,000	(1,859)

Subtotal-Depreciation						(245,547)

Total Forward Foreign Currency Contracts						$1,832,478

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2023

BBB-	1.28%

BB+	0.44

BB	5.64

BB-	3.12

B+	8.16

B	13.13

B-	12.26

CCC+	4.13

CCC	3.67

CCC-	0.25

CC	0.11

D	0.48

Non-Rated	39.82

Equity	7.51

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Income Trust

†Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,011,895,752)	$966,353,222

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,078,025

Cash	5,978,097

Foreign currencies, at value (Cost $1,694,166)	1,694,659

Receivable for:
Investments sold	12,858,740

Interest	13,155,090

Investments matured, at value (Cost $17,529,048)	2,230,302

Investment for trustee deferred compensation and retirement plans	23,591

Other assets	248,457

Total assets	1,004,620,183

Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,709,388

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	245,547

Payable for:
Borrowings	212,000,000

Investments purchased	24,350,680

Dividends	121,660

Accrued fees to affiliates	230,191

Accrued interest expense	1,381,879

Accrued other operating expenses	290,613

Trustee deferred compensation and retirement plans	23,591

Unfunded loan commitments	35,175,810

Total liabilities	373,529,359

Net assets applicable to common shares	$631,090,824

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$879,308,955

Distributable earnings (loss)	(248,218,131)

$631,090,824

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	153,030,736

Net asset value per common share	$4.12

Market value per common share	$3.90

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Income Trust

Consolidated Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest	$49,105,974

Dividends	3,380,508

Dividends from affiliates	2,437

Other income	1,040

Total investment income	52,489,959

Expenses:
Advisory fees	3,930,979

Administrative services fees	924,741

Custodian fees	65,839

Interest, facilities and maintenance fees	10,093,734

Transfer agent fees	11,085

Trustees’ and officers’ fees and benefits	9,138

Registration and filing fees	67,212

Reports to shareholders	38,626

Professional services fees	257,063

Other	29,204

Total expenses	15,427,621

Less: Fees waived	(427)

Net expenses	15,427,194

Net investment income	37,062,765

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(22,035,670)

Affiliated investment securities	224

Foreign currencies	3,876

Forward foreign currency contracts	(738,487)

(22,770,057)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	22,986,831

Affiliated investment securities	124,867

Foreign currencies	(19,133)

Forward foreign currency contracts	(812,139)

22,280,426

Net realized and unrealized gain (loss)	(489,631)

Net increase in net assets resulting from operations applicable to common shares	$36,573,134

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31,	February 28,
	2023	2023

Operations:
Net investment income	$37,062,765	$59,249,486

Net realized gain (loss)	(22,770,057)	(11,348,074)

Change in net unrealized appreciation (depreciation)	22,280,426	(47,245,730)

Net increase in net assets resulting from operations applicable to common shares	36,573,134	655,682

Distributions to common shareholders from distributable earnings	(35,809,192)	(68,779,582)

Return of capital applicable to common shares	–	(2,823,500)

Total distributions	(35,809,192)	(71,603,082)

Net increase (decrease) in net assets applicable to common shares	763,942	(70,947,400)

Net assets applicable to common shares:
Beginning of period	630,326,882	701,274,282

End of period	$631,090,824	$630,326,882

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Income Trust

Consolidated Statement of Cash Flows
For the six months ended August 31, 2023
(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations applicable to common shares	$36,573,134

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(170,647,590)

Proceeds from sales of investments	161,476,823

Proceeds from sales of short-term investments, net	(5,814,463)

Accretion of discount on investment securities	(815,194)

Net realized loss from investment securities	22,035,670

Net change in unrealized appreciation on investment securities	(23,111,649)

Net change in unrealized depreciation of forward foreign currency contracts	812,139

Change in operating assets and liabilities:

Increase in receivables and other assets	(57,122)

Decrease in accrued expenses and other payables	(542,771)

Net cash provided by operating activities	19,908,977

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(36,169,937)

Proceeds from borrowings	112,000,000

Repayment of borrowings	(101,000,000)

Net cash provided by (used in) financing activities	(25,169,937)

Net decrease in cash and cash equivalents	(5,260,960)

Cash and cash equivalents at beginning of period	12,933,716

Cash and cash equivalents at end of period	$7,672,756

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$4,371

Cash paid during the period for interest, facilities and maintenance fees	$10,380,523

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Senior Income Trust

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended			Year Ended	Year Ended
	August 31,		February 28,			February 29,	February 28,
	2023		2023	2022	2021	2020	2019

Net asset value per common share, beginning of period	$ 4.12		$ 4.58	$ 4.57	$ 4.61	$ 4.79	$ 4.91

Net investment income(a)	0.24		0.39	0.26	0.21	0.26	0.23

Net gains (losses) on securities (both realized and unrealized)	(0.01)		(0.38)	0.06	0.01	(0.17)	(0.09)

Total from investment operations	0.23		0.01	0.32	0.22	0.09	0.14

Less:
Dividends paid to common shareholders from net investment income	(0.23)		(0.45)	(0.31)	(0.22)	(0.27)	(0.26)

Return of capital	-		(0.02)	-	(0.04)	-	-

Total distributions	(0.23)		(0.47)	(0.31)	(0.26)	(0.27)	(0.26)

Net asset value per common share, end of period	$ 4.12		$ 4.12	$ 4.58	$ 4.57	$ 4.61	$ 4.79

Market value per common share, end of period	$ 3.90		$ 3.95	$ 4.36	$ 4.17	$ 4.03	$ 4.24

Total return at net asset value(b)	5.91%		1.44%	7.62%	6.49%	2.65%	3.83%

Total return at market value(c)	4.96%		2.20%	12.30%	11.16%	1.38%	2.57%

Net assets applicable to common shares, end of period (000’s omitted)	$631,091		$630,327	$701,274	$699,797	$706,131	$862,231

Portfolio turnover rate(d)	15%		38%	86%	71%	63%	45%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	4.92	%(e)	3.57%	2.13%	2.39%	3.17%	3.08%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.71	%(e)	1.67%	1.53%	1.65%	1.66%	1.62%

Without fee waivers and/or expense reimbursements	4.92	%(e)	3.57%	2.13%	2.39%	3.17%	3.08%

Ratio of net investment income to average net assets	11.65%		9.05%	5.55%	5.07%	5.54%	4.84%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$100,000	$100,000	$100,000	$125,000	$125,000

Asset coverage per $1,000 unit of senior indebtedness(f)	$ 4,449		$ 4,633	$ 4,890	$ 5,506	$ 4,323	$ 4,611

Total borrowings (000’s omitted)	$212,000		$201,000	$206,000	$177,500	$250,000	$273,250

Asset coverage per preferred share(g)	$731,091		$730,327	$801,274	$799,797	$664,905	$789,785

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average units outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28	Invesco Senior Income Trust

Notes to Consolidated Financial Statements
August 31, 2023
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 60% of its total net assets in originated loans. The accompanying consolidated financial statements reflect the financial position of the Trust and its Loan Origination Trust and the results of operations on a consolidated basis.
The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.

A.
Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share, whereas securities of investment companies that are exchange-traded will be valued at the last trade price or official closing price on the exchange where they primarily trade.
Fixed income securities (including convertible debt securities) normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable in the Adviser’s judgment, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the agreed upon degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

29	Invesco Senior Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.
Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions – The Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share. Effective February 1, 2023, the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.039 per share. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board.

E.
Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust and/or LLC. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date

30	Invesco Senior Income Trust

purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.
Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.

L.
Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.
Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.
Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.
LIBOR Transition Risk – The Trust may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Trust and the instruments in which the Trust invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Trust invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Trust could result in losses to the Trust.

P.
Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.
Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the

31	Invesco Senior Income Trust

credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2023, the Adviser waived advisory fees of $427.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2023, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$480,871,400	$361,935,301	$842,806,701

Common Stocks & Other Equity Interests	9,032,888	7,181,433	50,720,831	66,935,152

U.S. Dollar Denominated Bonds & Notes	–	22,764,650	1,299,955	24,064,605

Non-U.S. Dollar Denominated Bonds & Notes	–	22,949,445	109,659	23,059,104

Preferred Stocks	–	4,835,024	715,273	5,550,297

Municipal Obligations	–	3,937,363	–	3,937,363

Total Investments in Securities	9,032,888	542,539,315	414,781,019	966,353,222

32	Invesco Senior Income Trust

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Investments Matured	$–	$–	$2,230,302	$2,230,302

Forward Foreign Currency Contracts	–	2,078,025	–	2,078,025

	–	2,078,025	2,230,302	4,308,327

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(245,547)	–	(245,547)

Total Other Investments	–	1,832,478	2,230,302	4,062,780

Total Investments	$9,032,888	$544,371,793	$417,011,321	$970,416,002

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2023:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	02/28/23	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	08/31/23

Variable Rate Senior Loan Interests	$409,533,144	$104,833,597	$(130,467,059)	$1,517,597	$(314,866)	$(4,611,670)	$14,430,049	$(32,985,491)	$361,935,301

Common Stocks & Other Equity Interests	49,049,800	10,979,019	(7,712,280)	–	(518,566)	(1,305,123)	269,772	(41,791)	50,720,831

Investments Matured	497,375	–	(15,593)	5,223	(123,821)	123,759	1,743,359	–	2,230,302

U.S. Dollar Denominated Bonds & Notes	691,512	164,532	(249,000)	–	–	692,911	–	–	1,299,955

Preferred Stocks	745,598	397,020	(397,023)	–	(593,618)	563,296	–	–	715,273

Non-U.S. Dollar Denominated Bonds & Notes	–	113,472	–	1,952	–	(5,765)	–	–	109,659

Total	$460,517,429	$116,487,640	$(138,840,955)	$1,524,772	$(1,550,871)	$(4,542,592)	$16,443,180	$(33,027,282)	$417,011,321

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 08/31/23	Technique	Inputs	Inputs	Input Used

Keg Logistics LLC, Term Loan A	$24,568,473	Valuation Service	N/A	N/A	N/A	(a)

QuarterNorth Energy Holding, Inc.	21,712,106	Valuation Service	N/A	N/A	N/A	(b)

FDH Group Acquisition, Inc., Term Loan A	21,491,581	Valuation Service	N/A	N/A	N/A	(a)

SDB Holdco LLC (Specialty Dental Brands), Term Loan	17,088,992	Valuation Service	N/A	N/A	N/A	(a)

Lightning Finco Ltd. (LiveU), Term Loan B-1	16,522,006	Valuation Service	N/A	N/A	N/A	(a)

Muth Mirror Systems LLC, Term Loan	15,542,957	Valuation Service	N/A	N/A	N/A	(a)

Hasa Intermediate Holdings LLC, Term Loan	13,218,708	Valuation Service	N/A	N/A	N/A	(a)

Teasdale Foods, Inc., Term Loan	13,141,239	Valuation Service	N/A	N/A	N/A	(a)

Vertellus, Term Loan	12,358,964	Valuation Service	N/A	N/A	N/A	(a)

USF S&H Holdco LLC	11,028,888	Valuation Service	N/A	N/A	N/A	(a)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	10,904,661	Valuation Service	N/A	N/A	N/A	(a)

My Alarm Center LLC, Class A	10,753,004	Valuation Service	N/A	N/A	N/A	(b)

Affinity Dental Management, Inc., Term Loan	10,276,029	Valuation Service	N/A	N/A	N/A	(a)

(a)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

33	Invesco Senior Income Trust

 For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2023:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$2,078,025

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$2,078,025

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(245,547)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(245,547)

Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non‑Cash	Cash
Barclays Bank PLC	$ 57,625	$(56,716)	$ 909	$–	$–	$ 909
BNP Paribas S.A.	619,283	(14,847)	604,436	–	–	604,436
Citibank N.A.	70,630	(66,486)	4,144	–	–	4,144
Morgan Stanley and Co. International PLC	708,573	(29,108)	679,465	–	–	679,465
Royal Bank of Canada	130,324	(78,390)	51,934	–	–	51,934
State Street Bank & Trust Co.	490,232	–	490,232	–	–	490,232
UBS AG	1,358	–	1,358	–	–	1,358
Total	$2,078,025	$(245,547)	$1,832,478	$–	$–	$1,832,478
Effect of Derivative Investments for the six months ended August 31, 2023
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$ (738,487)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(812,139)
Total	$(1,550,626)
 The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$256,698,387
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

34	Invesco Senior Income Trust

NOTE 6–Cash Balances and Borrowings
Effective July 11, 2023, the Trust entered into a $150 million revolving credit and security agreement with Societe Generale and Toronto-Dominion Bank (the “Societe Generale Credit Agreement”), which will expire on July 9, 2024.
 The Trust had previously entered into a $275 million revolving credit and security agreement with SSB, The Bank of Nova Scotia and The Toronto-Dominion Bank (the “SSB Credit Agreement”), which terminated on July 11, 2023. The Trust paid off all fees and no longer has any outstanding obligations under the SSB Credit Agreement as of July 11, 2023.
 Effective July 11, 2023, the LLC entered into a $95 million revolving credit and security agreement with Natixis (the “Natixis Credit Agreement”), which will expire on July 9, 2024.
 The revolving credit and security agreements are secured by the assets of the Trust and the LLC, respectively. The Trust and the LLC are subject to certain covenants relating to their respective revolving credit and security agreements. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreements.
 For the period July 11, 2023 through August 31, 2023, the average daily balance of borrowing under the Trust’s Societe Generale Credit Agreement was $129,326,923 with an average interest rate of 5.36%.
 For the period March 1, 2023 through July 11, 2023, the average daily balance of borrowing under the Trust’s SSB Credit Agreement was $195,462,121 with an average interest rate of 6.18%.
 For the period July 11, 2023 through August 31, 2023, the average daily balance of borrowing under the LLC’s Natixis Credit Agreement was $15,156,250 with an average interest rate of 6.48%.
 The combined carrying amount of the Trust’s and LLC’s payables for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates their fair value. Expenses under the revolving credit and security agreements are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.
 Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2023. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

A-1 Garage Door Services	Delayed Draw Term Loan	$789,738	$(24,482)

A-1 Garage Door Services	Revolver Loan	1,088,676	(4,897)

ABG Intermediate Holdings 2 LLC	Delayed Draw Term Loan	547,024	8,838

Affinity Dental Management, Inc.	Delayed Draw Term Loan	4,784,414	(148,437)

Affinity Dental Management, Inc.	Revolver Loan	1,435,242	(44,449)

BrightPet (AMCP Pet Holdings, Inc.)	Revolver Loan	197,726	(6,528)

CV Intermediate Holdco Corp. (Class Valuation)	Revolver Loan	495,286	(20,945)

D&H United Fueling Solutions	Delayed Draw Term Loan	1,395,489	(21,251)

Dun & Bradstreet Corp. (The)	Revolver Loan	2,888,304	141,852

Esquire Deposition Solutions LLC	Delayed Draw Term Loan	562,823	(15,759)

Esquire Deposition Solutions LLC	Revolver Loan	441,645	(12,366)

Groundworks LLC	Delayed Draw Term Loan	317,694	(3,505)

Groundworks LLC	Revolver Loan	141,737	430

HASA Acquisition LLC	Revolver Loan	877,530	(334)

Hasa Intermediate Holdings LLC	Delayed Draw Term Loan	1,463,601	(553)

Kantar (Summer BC Bidco)	Revolver Loan	1,429,157	(55,016)

Keg Logistics LLC	Revolver Loan	596,854	(20,732)

Lamark Media Group LLC	Revolver Loan	808,480	(6,540)

M&D Distributors	Delayed Draw Term Loan	1,409,208	(25,365)

M&D Distributors	Revolver Loan	1,182,222	(21,280)

McDermott International Ltd.	LOC	3,644,503	(929,348)

NAC Aviation 8 Ltd.	Revolver Loan	1,826,168	0

NAS LLC (d.b.a. Nationwide Marketing Group)	Revolver Loan	681,490	1,190

Royal Caribbean Cruises Ltd.	Revolver Loan	4,052,653	(24,392)

Tank Holding Corp.	Revolver Loan	228,514	(2,859)

USF S&H Holdco LLC	Term Loan A	878,203	7,731

Vertellus	Revolver Loan	1,011,429	(12,918)

		$35,175,810	$(1,241,915)

35	Invesco Senior Income Trust

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
 The Trust had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$19,739,216	$142,551,222	$162,290,438

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2023 was $140,366,174 and $150,659,040, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 50,036,906

Aggregate unrealized (depreciation) of investments	(114,208,406)

Net unrealized appreciation (depreciation) of investments	$ (64,171,500)

Cost of investments for tax purposes is $1,034,587,502.
NOTE 10–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2023	2023

Beginning shares	153,030,736	153,030,736

Shares issued through dividend reinvestment	–	–

Tender offer purchase	–	0

Ending shares	153,030,736	153,030,736

 The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 11–Variable Rate Demand Preferred Shares
The Trust issued 1,000 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2023, the VRDP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

06/14/2018	1,000	06/01/2028	10/20/2022

 VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
 The Trust incurs costs in connection with the issuance and/or extension of the VRDP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VRDP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.
 Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2023, the dividend rate is 5.50%. Such rate is reset once a week by Barclays Capital Inc., which is the remarketing agent for the VRDP Shares. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the six months ended August 31, 2023 were $100,000,000 and 5.20%, respectively.
 The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.
 The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.

36	Invesco Senior Income Trust

NOTE 12–Senior Loan Participation Commitments
The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
 At the six months ended August 31, 2023, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$3,644,503	$2,715,155

Bank of America, N.A.	4,433,987	4,339,424

Citibank, N.A.	5,251,083	5,104,533

NOTE 13–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2023:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2023	$0.0390	September 15, 2023	September 29, 2023

October 2, 2023	$0.0430	October 16, 2023	October 31, 2023

37	Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being

38	Invesco Senior Income Trust

the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period, above the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund in 2019 and the implementation of a managed distribution plan in 2020, including amendments to increase the monthly dividend paid to shareholders approved by the Board on March 23, 2022, September 20, 2022 and January 19, 2023.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.	Economies of Scale and Breakpoints
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

39	Invesco Senior Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 3, 2023. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld

(1).	Beth Ann Brown	120,656,685.67	2,441,218.00
	Joel W. Motley	120,372,246.67	2,725,657.00
	Teresa M. Ressel.	120,270,698.67	2,827,205.00
(2).	Anthony J. LaCava, Jr.	1,000.00	0.00

40	Invesco Senior Income Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811‑08743	VK-CE-SINC-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 3, 2023